Share Based Compensation (Details) - Schedule of Group Decided to Cancel All the Shares of Options - Stock Options [Member] - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Group Decided to Cancel All the Shares of Options [Line Items]
Number of options, Granted
Weighted average exercise price, Granted
Aggregate intrinsic value, Granted
Number of options, Forfeited				(11,719)
Weighted average exercise price, Forfeited
Aggregate intrinsic value, Forfeited
Number of options, Ending balance	12,240	12,240	12,240	521	12,240	12,240
Weighted average exercise price, Ending balance	$ 230.4	$ 230.4	$ 230.4	$ 230.4	$ 230.4	$ 230.4
Weighted average remaining contractual term (Years), Ending balance	4 months 20 days	1 year 4 months 20 days	2 years 4 months 20 days	3 years 4 months 17 days	4 months 20 days	1 year 4 months 20 days
Aggregate intrinsic value, Ending balance			$ 4,828